Accrued liabilities and provisions (Details) $ in Billions	6 Months Ended
Jun. 30, 2026 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 16,448
Abandonment cost update	98
Additions (recoveries)	155
Uses	(542)
Financial cost and interest	406
Foreign currency translation	(123)
Transfers	56
Balance End Period	16,498
Current	1,284
Non-current	15,214
Abandonment and dismantling costs
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	13,314
Abandonment cost update	98
Uses	(273)
Financial cost and interest	344
Foreign currency translation	(86)
Balance End Period	13,397
Current	716
Non-current	12,681
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	541
Additions (recoveries)	4
Uses	(66)
Financial cost and interest	31
Foreign currency translation	(17)
Transfers	2
Balance End Period	495
Current	65
Non-current	430
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	2,593
Additions (recoveries)	151
Uses	(203)
Financial cost and interest	31
Foreign currency translation	(20)
Transfers	54
Balance End Period	2,606
Current	503
Non-current	$ 2,103